Net Revenues - Accounts receivable and contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable
Opening Balance	¥ 485,044		¥ 85,821	¥ 56,319
Increase(decrease), net	39,774		399,223	29,502
Ending Balance	524,818	$ 73,919	485,044	85,821
Contract assets
Opening Balance	12,600		146,537	38,337
Increase(decrease), net	7,088		(133,937)	108,200
Ending Balance	19,688	2,773	12,600	146,537
Contract liabilities
Opening Balance	40,378		122,603	9,357
Increase(decrease), net	39,547		(82,225)	113,246
Ending Balance	79,925	$ 11,257	40,378	122,603
Contract liabilities, revenue recognized	¥ 37,111		¥ 109,120	¥ 8,048